Restructuring and Other Related Charges Accrual Balance and Utilization by Type of Restructuring Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 11.5	$ 23.3
Restructuring charges	22.1	24.3	$ 28.0
Paid/Settled	(22.9)	(36.1)
Ending Balance	10.7	11.5	23.3
Employee severance related
Restructuring Reserve [Roll Forward]
Beginning Balance	10.6	20.6
Restructuring charges	14.7	11.8	23.7
Paid/Settled	(15.7)	(21.8)
Ending Balance	9.6	10.6	20.6
Facility Closing [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0.9	2.7
Restructuring charges	7.4	12.5
Paid/Settled	(7.2)	(14.3)
Ending Balance	$ 1.1	$ 0.9	$ 2.7